Graphic Omitted  MERRIMAN
                 INVESTMENT TRUST





     MERRIMAN                                  MERRIMAN INVESTMENT TRUST
HIGH YIELD BOND FUND                         1200 Westlake Ave N, Suite 700
                                                   Seattle, WA  98109
                                                     1-800-423-4893
                                                     1-206-285-8877
     MERRIMAN                                   www.merrimanfunds.com
GROWTH & INCOME FUND

                                                   INVESTMENT MANAGER
                                                   Merriman Investment
     MERRIMAN                                      Management Company
 LEVERAGED GROWTH                            1200 Westlake Ave N, Suite 700
      FUND                                         Seattle, WA  98109


                                                     CUSTODIAN AND
                                                    TRANSFER AGENT
                                            Firstar Mutual Fund Services, LLC
                                                       PO Box 701
SEMI-ANNUAL REPORT                                Milwaukee, WI  53201
                                                     1-800-224-4743
 SIX MONTHS ENDED
  March 31, 2002
                                                      FUND COUNSEL
                                                  Sullivan & Worcester
                                                  Boston, Massachusetts



                               Officers & Trustees

                     Paul A. Merriman, President and Trustee

                  William L. Notaro, Executive Vice President,
                        Secretary, Treasurer, and Trustee

                            David A. Ederer, Trustee

                             Ben W. Reppond, Trustee

                             Donald E. West, Trustee

                      This page intentionally left blank.

Graphi Omitted   MERRIMAN INVESTMENT TRUST


Dear Fellow Shareholder:

In the first six months of our current fiscal year, which will end September 30, 2002, the U.S. stock market began an apparent recovery after the most severe bear market in a generation. And in the early months of 2002, international stock markets showed signs of life that hadn't been seen for a few years.

Two of the three Merriman Mutual Funds had positive returns during this period. While neither gain was robust, the change from negative to positive was welcome. Our high-yield bond fund sustained a small loss.

The performance of each fund is discussed in detail later in this letter. Here's a summary of the first-half results:

*    Merriman High Yield Bond Fund:  Down 0.63 percent
*    Merriman Growth & Income Fund:  Up 1.18 percent
*    Merriman Leveraged Growth Fund: Up 2.49 percent

For perspective, in this six-month period the Nasdaq was up 23.1 percent, the Standard & Poor's 500 Index climbed 10.1 percent and the Morgan Stanley EAFE Index, a broad measure of international stocks, was up 9.2 percent.

The bulk of the six-month gains, both for domestic and international stock markets, came in the fourth quarter of 2001, the first quarter of our current fiscal year. Our funds underperformed the broad market averages in part because of our use of market timing. During the stock market's unprecedented closure and subsequent crash in September 2001, our funds' portfolios were mostly in cash. That remained the case as our fiscal year began on October 1, 2001. Because our timing systems directed us back into the markets gradually, our portfolios did not participate in the full recovery late in 2001.

We do not use broad market averages as a benchmark for our funds. To calculate the appropriate benchmarks for our finds, we use Morningstar's mutual fund averages. In the six months from September 30, 2001 through March 31, 2002, the average U.S. equity fund was up 15.2 percent, the average international equity fund was up an identical 15.2 percent and the average high-yield bond fund was up 6.4 percent. Those figures are all without timing.

COMMENTARY ON THE STOCK MARKET

The direction of the overall market is not obvious, but it's apparent that some asset classes, such as small-cap value funds, have been experiencing very successful returns. The portfolios of our two equity funds now may include small-cap funds as well as funds that invest in mid-cap stocks.

Successful investing is never easy, because the future is not known and cannot be known. At this point, there are many serious and troubling questions hanging over the market. What is the future of interest rates and inflation? Is the recession really over or just taking a breather? If there is a recovery, will it be robust and long-lasting? Or will it be weak and fickle? How long will the nation's unemployment rate remain at its current highs? Will the United States be subject to further terrorist attacks? Will the Middle East blow up into a major war, or will tensions ease? Will corporate auditors and Wall Street analysts be able to regain the trust they have lost in recent months?

We believe the best way for investors to deal with these questions is to give up trying to figure out the answers in advance. Investors will profit from two things, both of which are in abundance in our three mutual funds:
diversification and market timing.

Diversification spreads an investor's "bets" across multiple assets, recognizing that it's impossible to know in advance which asset will be the best performer in any time frame. Market timing relies on a mechanical process to attempt to protect investors from market losses, regardless of their timing, causes or rationale.

WHAT INVESTORS SHOULD DO

The most important thing investors can do in uncertain times is make a long-term comprehensive plan that identifies their risk tolerance and their needs and that prescribes a course of action designed to meet those needs.

Investing in the Merriman Mutual Funds is not a substitute for such a plan. Our three funds are designed for investors who want the defensive strategies of mechanical timing and wide diversification. Like most investments, our funds will undergo periods of above-average performance and periods of below-average performance. But the funds are unlike most other investments in one important respect: Each one is managed every business day with the intention to reduce or eliminate risk during times of market declines. And in the case of the Merriman Leveraged Growth Fund, the portfolio is managed in a way that is designed to use borrowed money to enhance positive returns during periods of strong market gains.

Our job as managers of your money is to follow our disciplines, and you can count on us to do that. Your job as a shareholder is to persevere and keep your long-term perspective. To repeat something we wrote to you at this time in 2000 and again in 2001: If you can't get through the turmoil of the short term, you have little chance of being a successful investor in the long term.

OUR FUNDS

THE MERRIMAN HIGH YIELD BOND FUND invests in U.S. high-yield bond funds that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

In the six months ending March 31, 2002, according to Morningstar, the average of U.S. high-yield bond funds was up 6.4 percent. The Fund had a loss of 0.6 percent. According to Morningstar, the Fund's volatility over the past five years was 58 percent less than the volatility of an average of high-yield bond funds.

THE MERRIMAN GROWTH AND INCOME FUND invests primarily in growth-and-income funds. Our present investment policy allocates 65 percent of the portfolio to

U.S. equity funds and 35 percent to international equity funds, when we are fully invested. Whenever our timing systems indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money-market instruments or other cash equivalents.

In the six months ending March 31, 2002, the fund's total return was 1.2 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) was up 15.2 percent. Morningstar data indicate the Fund's volatility over the past five years was 55 percent less than the volatility of a similar mix of domestic and international funds.

THE MERRIMAN LEVERAGED GROWTH FUND'S defensive strategy uses market timing systems similar to those used in the Capital Appreciation Fund and maintain, when fully invested, a similar balance of U.S. and international equity funds. During rising markets, the Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gains.

In the six months ending March 31, 2002, according to Morningstar, the Fund gained 2.5 percent, compared with a gain of 15.2 percent for a similar mix of domestic and international equity funds held without timing or leverage. The Fund's volatility over the past five years was 21 percent less than the volatility of a similar mix of domestic and international funds.

IN SUMMARY

Regardless of the current market conditions, we continue to believe that our funds represent excellent strategies for conservative investors. We think they have a great long-term future, and we continue to invest our own money in them, right along with yours.

We will continue to use the best tools available to us to take advantage of investment opportunities while we manage the funds' market risk every business day.

Each of our funds is designed to play an important part in a diversified portfolio. If you wish to get help with allocating your investments in our funds, I hope you will call my office and ask for an appointment to speak with me personally about your investments. I am always available to help our shareholders.

By investing in the Merriman Mutual Funds, you have put your trust in us and in our defensive approach to investing. Nothing is more important to us than living up to that trust. We will continue to do everything we can to see that your confidence in us is rewarded.

Sincerely,


Signature Omitted


Paul A. Merriman
President

                          MERRIMAN HIGH YIELD BOND FUND
                            Portfolio of Investments
                                 March 31, 2002
                                   (Unaudited)


                                                                    MARKET VALUE
   SHARES                                                            (NOTE 2A)
   ------                                                            ---------
                HIGH YIELD BOND FUNDS: 30.72%
                -----------------------------
    33,871      Federated High Income Bond Fund - A ............      $  260,133
    44,105      Federated High Yield Trust - A .................         260,658
    80,229      ING High Yield Bond Fund - Class A .............         277,593
    37,518      Neuberger Berman High Yield Bond Fund ..........         259,250
    34,640      Salomon Brothers High Yield Bond Fund ..........         265,693
    58,700      Value Line Aggressive Income Trust .............         277,652
                                                                         -------
                Total High Yield Bond Funds
                (Cost $1,604,791) ..............................       1,600,979
                                                                       ---------

                MONEY MARKET & SHORT TERM BOND FUNDS: 64.00%
                --------------------------------------------
   549,798      AIM Cash Reserves Fund..........................         549,798
    30,691      Columbia Short Term Bond Fund...................         260,263
    20,000      Federated Short Term US Govt Trust..............          20,000
    28,087      Fidelity Advisor Short Fixed Inc Fund...........         260,371
   258,381      Goldman Sachs Prime Obligations  Fund...........         258,381
   288,542      ING Pilgrim Money Market Fund Class A...........         288,542
   259,679      Liberty Money Market Fund.......................         259,679
   258,882      Oppenheimer Cash Reserves Fund Class A..........         258,882
   258,938      Oppenheimer Money Market Fund...................         258,938
   281,644      SAFECO Money Market Fund........................         281,644
    63,875      Salomon Brothers Cash Mgmt Fund.................          63,875
    24,821      Scudder Short Term Bond Fund - Class S..........         260,870
    47,000      Scudder US Treasury Money Fund..................          47,000
   258,557      Stein Roe Cash Reserves Fund....................         258,557
     8,129      Value Line Cash Fund............................           8,129
                                                                           -----
                Total Money Market & Short Term Bond Funds
                (Cost $3,334,765)...............................       3,334,929
                                                                       ---------


 PRINCIPAL
    AMOUNT
                SHORT-TERM DEMAND NOTES:  5.61%
                ------------------------  -----
  $260,100      Firstar Bank Demand Note
                1.6588%, 04/01/2002.............................         260,100
    32,000      Wisconsin Electric Demand Notes
                1.5026% , 04/01/2002............................          32,000
                                                                          ------
                Total Short-Term Demand Notes
                (Cost $292,100).................................         292,100
                                                                         -------
                Total Investment in Securities
                (Cost $5,231,656) (a)...........           100.33%     5,228,008

                Liabilities in Excess
                 of Other Assets................            (0.33)%     (17,255)
                                                                        --------
                NET ASSETS......................           100.00%   $ 5,210,753
                                                                     ===========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation...................    $     2,693
                Gross unrealized depreciation...................         (6,341)
                                                                         ------
                Net unrealized depreciation.....................    $    (3,648)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

                          MERRIMAN GROWTH & Income Fund
                            Portfolio of Investments
                                 March 31, 2002
                                   (Unaudited)


                                                                    MARKET VALUE
  SHARES                                                              (NOTE 2A)
  ------                                                              ---------
               DOMESTIC EQUITY FUNDS:  32.92%
               ------------------------------
  92,932       Am Century Equity Income Fund - I Shares .........       $683,980
  46,367       Columbia Strategic Value Fund ....................        720,544
  44,309       Federated Small Cap Fund .........................        704,962
  11,690       Fidelity Equity Income Fund ......................        587,662
  64,144       Potomac Small Cap Plus Fund - I Shares ...........        733,803
  21,340       Stein Roe Balanced Fund ..........................        524,534
                                                                         -------
               Total Domestic Equity Funds
               (Cost $3,684,761).................................      3,955,485
                                                                       ---------

               INTERNATIONAL EQUITY FUNDS:  29.60%
               -----------------------------------
  32,560       AIM Developing Markets Fund - Class A ............       $287,831
  23,388       AIM Global Growth Fund - Class A .................        365,093
  49,464       Columbia International Stock Fund ................        599,505
  39,370       ING Emerging Countries Fund- Class A .............        611,417
  12,842       Janus Worldwide Fund .............................        557,998
  25,837       Scudder Global Fund - Class S ....................        567,899
  15,381       Scudder International Fund - Class S .............        567,087
                                                                         -------
               Total International Equity Funds
               (Cost $3,513,589).................................      3,556,830
                                                                       ---------

               MONEY MARKET FUNDS:  34.39%
               ---------------------------
 331,598       Federated Master Trust ...........................        331,598
 587,354       Fidelity Cash Reserves Fund ......................        587,354
 241,029       ING Money Market Fund ............................        241,029
 539,226       INVESCO Cash Reserves ............................        539,226
 100,000       INVESCO US Gov't Money Fund ......................        100,000
 285,489       Neuberger Berman Cash Reserves Fund ..............        285,489
 571,153       Rydex US Gov't Money Market Fund .................        571,153
 590,643       SAFECO Money Market Fund .........................        590,643
 300,040       USAA Money Market Fund ...........................        300,040
 586,268       Value Line Cash Fund .............................        586,268
                                                                         -------
               Total Money Market Funds
               (Cost $4,132,800).................................      4,132,800
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
               SHORT-TERM DEMAND NOTES:   3.10%
               --------------------------------
 $ 371,900     Firstar Bank Demand Note
               1.6588%, 04/01/2002
               (Cost $371,900)...................................        371,900
                                                                         -------
               Total Investment in Securities
               (Cost $11,703,050) (a).......................100.01%   12,017,015

               Liabilities in Excess
                of Other Assets............................. (0.01)%       (696)
                                                             -----         -----

               NET ASSETS...................................100.00%  $12,016,319
                                                           =======   ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

               Gross unrealized appreciation.....................$      332,529
               Gross unrealized depreciation.....................       (18,564)
                                                                        -------
               Net unrealized appreciation.......................$      313,965
                                                                 ==============

                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                                 March 31, 2002
                                   (Unaudited)

                                                                    MARKET VALUE
    SHARES                                                            (NOTE 2A)
    ------                                                            ---------
                DOMESTIC EQUITY FUNDS:  52.24%
                ------------------------------
        78     American Century Income & Growth Fund ............     $    2,164
    27,472     American Century Select Fund .....................      1,009,331
    93,809     Dreyfus Founders Growth Fund - Class F ...........        996,248
    30,022     Federated Stock Trust ............................      1,033,362
    18,259     Fidelity Select Banking Portfolio ................        653,659
    12,403     Fidelity Select Defense & Aerospace Portfolio ....        597,328
    15,153     Fidelity Select Energy Portfolio .................        519,283
    25,955     Fidelity Select Gold Portfolio ...................        521,686
    19,158     Fidelity Value Fund ..............................      1,073,221
    42,268     Goldman Sachs Small Cap Value Fund ...............      1,355,969
    51,460     INVESCO Value Equity Fund ........................      1,039,485
    71,584     Liberty Acorn Fund ...............................      1,343,637
    43,343     Scudder Large Co. Value Fund - Class S ...........      1,004,698
                                                                       ---------
               Total Domestic Equity Funds
               (Cost $10,599,078)................................     11,150,071
                                                                      ----------

               INTERNATIONAL EQUITY FUNDS:  32.67%
               -----------------------------------
   160,494     American Century Emerging Markets Fund ...........        778,395
    55,556     Federated Int'l Small Company Fund ...............      1,033,333
    76,336     Goldman Sachs Int'l Growth Fund - Class A ........        706,870
    52,990     ING International Value Fund - Class A ...........        709,538
    59,415     Scudder Latin America Fund - Class S .............      1,288,119
   148,435     Scudder Pacific Opportunities Fund - Class S .....      1,448,722
    57,985     USAA International Fund ..........................      1,008,941
                                                                       ---------
               Total International Equity Funds
               (Cost $6,468,564).................................      6,973,918
                                                                       ---------

               MONEY MARKET FUNDS:  14.16%
               ---------------------------
 1,067,855     American Century Prime Money Mkt Fund.............      1,067,855
 1,069,635     RS Money Market Fund..............................      1,069,635
   885,240     Rydex US Gov't Money Market Fund..................        885,240
                                                                         -------
               Total Money Market Funds
               (Cost $3,022,730).................................      3,022,730
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
               SHORT-TERM DEMAND NOTES:  0.94%
               -------------------------------
$  199,300     Firstar Bank Demand Note
               1.6588%, 04/01/2002
               (Cost $199,300)...................................        199,300
                                                                         -------
               Total Investment in Securities
               (Cost $20,289,672) (a).....................100.01%     21,346,019

               Liabilities in Excess
                of Other Assets........................... (0.01)%       (1,129)
                                                           -----         -------

               NET ASSETS.................................100.00%   $ 21,344,890
                                                         =======    ============

(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

               Gross unrealized appreciation.....................   $ 1,068,170
               Gross unrealized depreciation.....................       (11,823)
                                                                        -------
               Net unrealized appreciation.......................   $ 1,056,347
                                                                    ===========

                 See Accompanying Notes to Financial Statements

                      This page intentionally left blank.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 March 31, 2002
                                   (Unaudited)


                                                                                             MERRIMAN                   MERRIMAN
                                                                 MERRIMAN                    GROWTH &                  LEVERAGED
                                                             HIGH YIELD BOND                  INCOME                    GROWTH
                                                                   FUND                        FUND                      FUND
                                                                   ----                        ----                      ----
ASSETS
  Investments in securities, at market value
   (identified cost $5,231,656, $11,703,050 and
   $20,289,672, respectively) (Note 2)                       $    5,228,008              $   12,017,015             $   21,346,019
  Cash                                                                   49                           -                        121
  Dividends and interest receivable                                  14,308                       8,417                      4,596
  Prepaid expenses                                                    2,713                      15,486                     28,650
                                                                      -----                      ------                     ------
    Total assets                                                  5,245,078                  12,040,918                 21,379,386
                                                                  ---------                  ----------                 ----------
LIABILITIES
  Cash Overdraft                                                          -                          26                          -
  Distributions payable                                              29,116                           -                          -
  Accrued management fees                                             2,839                      12,730                     22,646
  Other accrued expenses                                              2,370                      11,843                     11,850
                                                                      -----                      ------                     ------
    Total liabilities                                                34,325                      24,599                     34,496
                                                                     ------                      ------                     ------
Net Assets
  (Applicable to 582,327,  1,608,413, and 2,597,164
  shares of beneficial interest with no par value,
  unlimited number of shares authorized)                     $    5,210,753               $  12,016,319             $   21,344,890
                                                             ==============               =============             ==============
PRICING OF SHARES
  Net asset value, offering and redemption price per share
  $ 5,210,753 /    582,327 shares                            $         8.95
                                                             ==============
  $12,016,319 / 1,608,413 shares                                                          $        7.47
                                                                                          =============
  $21,344,890 / 2,597,164 shares                                                                                    $         8.22
                                                                                                                    ==============



NET ASSETS
  At March 31, 2002, net assets consisted of:
   Paid-in capital                                           $    5,905,991               $  13,489,702             $   25,662,930
   Undistributed (accumulated) net investment
    income (loss)                                                     1,055                      (7,429)                   (83,074)
   Accumulated net realized loss                                   (692,645)                 (1,779,919)                (5,291,313)
   Unrealized appreciation (depreciation) on investments             (3,648)                    313,965                  1,056,347
                                                                     ------                     -------                  ---------
                                                             $    5,210,753               $  12,016,319             $   21,344,890
                                                             ==============               =============             ==============

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                         Six Months Ended March 31, 2002
                                   (Unaudited)


                                                                                             MERRIMAN                  MERRIMAN
                                                                 MERRIMAN                    GROWTH &                  LEVERAGED
                                                             HIGH YIELD BOND                  INCOME                    GROWTH
                                                                   FUND                        FUND                      FUND
                                                                   ----                        ----                      ----
INVESTMENT INCOME
  Interest                                                   $        3,679              $       10,845             $        7,153
  Dividends                                                         104,140                     100,118                    163,611
                                                                    -------                     -------                    -------
   Total investment income                                          107,819                     110,963                    170,764


EXPENSES
  Management fees (Note 3)                                           27,495                      77,442                    136,540
  Accounting services                                                 7,885                      15,789                     29,691
  Custodian fees                                                      3,094                       3,491                      4,865
  Transfer agent fees                                                 5,013                       5,301                      9,824
  Interest expense (Note 4)                                               -                           -                     45,708
  Professional services                                               3,411                      10,090                     18,452
  Registration fees                                                   2,327                       2,430                      3,640
  Insurance and other                                                 1,490                       2,382                      9,755
  Printing                                                              421                         765                      1,398
  Trustees fees                                                         229                         495                        930
                                                                        ---                         ---                        ---

  Expenses before reimbursement                                      51,365                     118,185                    260,803

  Reimbursement by advisor (Note 3)                                  10,122                           -                      6,755
                                                                     ------                     -------                    -------
  Total expenses                                                     41,243                     118,185                    254,048
                                                                     ------                     -------                    -------
  Net investment income (loss)                                       66,576                      (7,222)                   (83,284)
                                                                     ------                      ------                    -------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized loss from security transactions                     (100,132)                   (174,927)                  (472,450)
  Capital  gain distributions from  regulated  investment companies       -                      15,687                     61,781
  Net  increase (decrease) in unrealized appreciation/
   depreciation  of investments                                      (3,648)                    313,965                  1,035,175
                                                                     ------                     -------                  ---------
  Net realized and unrealized gain (loss) on investments           (103,780)                    154,725                    624,506
                                                                   --------                     -------                    -------
  Net increase (decrease) in net assets resulting from
   operations                                                $      (37,204)             $      147,503             $      541,222
                                                             ==============              ==============             ==============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   MERRIMAN HIGH YIELD                       MERRIMAN GROWTH &
                                                                        BOND FUND                               INCOME FUND
                                                                        ---------                               -----------
                                                          SIX MONTHS ENDED        YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           MARCH 31, 2002        SEPTEMBER 30,     MARCH 31, 2002      SEPTEMBER 30,
                                                             (UNAUDITED)              2001           (UNAUDITED)           2001
                                                             -----------              ----           -----------           ----
OPERATIONS:
  Net investment income (loss)                              $    66,576          $   383,992         $   (7,222)       $   109,373
  Net realized loss on investments                             (100,132)            (466,790)          (174,927)        (1,671,221)
  Capital gain distributions from regulated investment
   companies                                                          -                    -             15,687            180,910
  Net  increase (decrease) in unrealized appreciation/
   depreciation  on investments                                  (3,648)              52,218            313,965             65,508
                                                                 ------               ------            -------             ------
  Net increase (decrease) in net assets resulting
   from operations                                              (37,204)             (30,580)           147,503         (1,315,430)
  Distributions to shareholders:
  Distributions from net realized gain on investments                 -                    -                  -           (689,128)
  Distributions from net investment income                      (66,293)            (384,517)           (45,748)          (157,450)

CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net assets resulting from capital
   share transactions (Note 7)                                 (580,374)            (862,477)          (940,259)         6,693,888
                                                               --------             --------           --------          ---------
  Total increase (decrease)                                    (683,871)          (1,277,574)          (838,504)         4,531,880

NET ASSETS
  Beginning of period                                         5,894,624            7,172,198         12,854,823          8,322,943
                                                              ---------            ---------         ----------          ---------
  End of period*                                            $ 5,210,753          $ 5,894,624        $12,016,319        $12,854,823
                                                            ===========          ===========        ===========        ===========

* Including undistributed (accumulated) net investment
   income (loss) of:                                        $    1,055           $       772        $    (7,429)       $    45,541
                                                            ==========           ===========        ===========        ===========



                                                                                    MERRIMAN LEVERAGED
                                                                                       GROWTH FUND
                                                                                       -----------

                                                                           SIX MONTHS ENDED         YEAR ENDED
                                                                            MARCH 31, 2002         SEPTEMBER 30,
                                                                              (UNAUDITED)              2001
                                                                              -----------              ----
OPERATIONS:
  Net investment income (loss)                                             $     (83,284)         $      192,611
  Net realized loss on investments                                              (472,450)             (5,031,514)
  Capital gain distributions from regulated investment companies                  61,781                 517,317
  Net increase (decrease) in unrealized appreciation/
   depreciation on investments                                                 1,035,175                (228,364)
                                                                               ---------                --------
  Net increase (decrease) in net assets resulting from operations                541,222              (4,549,950)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gain on investments                                  -              (3,206,536)
  Distributions from net investment income                                      (192,037)               (503,764)

CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net assets resulting from capital share
   transactions (Note 7)                                                       (1,462,761)            10,014,373
                      -                                                        ----------             ----------
  Total increase (decrease)                                                    (1,113,576)             1,754,123

NET ASSETS
  Beginning of period                                                          22,458,466             20,704,343
                                                                               ----------             ----------
  End of period*                                                           $   21,344,890         $   22,458,466
                                                                           ==============         ==============


* Including undistributed (accumulated) net investment income (loss) of:   $      (83,074)        $      192,247
                                                                           ==============         ==============


See Accompanying Notes to Financial Statements


                         MERRIMAN LEVERAGED GROWTH FUND
                             STATEMENT OF CASH FLOWS



                                                                        SIX MONTHS ENDED                   YEAR ENDED
                                                                         MARCH 31, 2002                   SEPTEMBER 30,
                                                                          (UNAUDITED)                         2001
                                                                          -----------                         ----
  Dividends and interest received                                        $    212,274                     $    554,715
  Operating expenses paid                                                    (258,381)                        (431,717)
  Net (purchases) of short-term investments                                18,532,927                       (8,385,632)
  Purchases of portfolio securities                                       (49,455,563)                     (65,182,405)
  Proceeds from sales of portfolio securities                              32,561,881                       74,211,910
  Long-term capital gain distributions received                                61,781                          517,317
                                                                               ------                          -------
   Net cash provided by operating activities                                1,654,919                        1,284,188
                                                                            ---------                        ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from capital shares sold                                           874,047                        1,555,256
  Payments on capital shares redeemed                                      (2,525,648)                      (2,795,066)
  Cash dividends paid                                                          (3,197)                         (44,413)
  Net increase (decrease) in loan payable to custodian bank                         -                                -
                                                                            ---------                        ---------
  Net cash used for financing activities                                   (1,654,798)                      (1,284,223)
                                                                           ----------                       ----------

  Net change in cash                                                              121                              (35)
  Cash at beginning of period                                                       0                               35
                                                                                    -                               --

  Cash at end of period                                                   $       121                     $          -
                                                                          ===========                     ============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
  Net increase (decrease) in net assets resulting from operations         $   541,222                     $ (4,549,950)
                                                                          -----------                     ------------
  ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
  (Increase) decrease in investment securities                              1,085,829                        5,902,282
  (Increase) decrease in dividends and interest receivable                     41,510                          (16,431)
  (Increase) decrease in receivable for capital stock sold                          -                              100
  (Increase) decrease in prepaid expenses                                      (6,294)                         (14,909)
  Increase (decrease) in accrued management fees                                2,796                           (8,377)
  Increase (decrease) in other accrued expenses                                (7,129)                         (31,542)
  Increase (decrease) in payable for fund shares redeemed                      (3,015)                           3,015
                                                                               ------                            -----
  Total Adjustments                                                         1,113,697                        5,834,138
                                                                            ---------                        ---------
  Net cash provided by operating activities                                $1,654,919                     $  1,284,188
                                                                           ==========                     ============




Non-cash financing activities included herein consist of:

(A) Reinvestment of distributions to shareholders of $188,840 and $3,665,895 for the six months ended March 31, 2002 and September 30, 2001, respectively.

(B) Acquisition of Merriman Capital Appreciation Fund's net assets of $7,588,288 as of September 28, 2001.

                 See Accompanying Notes to Financial Statements

                              MERRIMAN MUTUAL FUNDS
                              FINANCIAL HIGHLIGHTS



                              HIGH YIELD BOND FUND
                 (for a share outstanding throughout the period)
                            Year Ended September 30,



                                               2002(a)         2001          2000          1999          1998          1997
                                               -------         ----          ----          ----          ----          ----
Net asset value, beginning of period         $   9.12      $   9.79      $   9.96      $  10.15      $  10.74      $  10.36
                                             --------      --------      --------      --------      --------      --------
Income from investment operations
  Net investment income                          0.00          0.58          0.43          0.46          0.63          0.60
  Net gains or losses on securities
     (realized and unrealized)                  (0.06)        (0.67)        (0.17)        (0.19)        (0.32)         0.38
                                                -----         -----         -----         -----         -----          ----
     Total from investment operations           (0.06)        (0.09)         0.26          0.27          0.31          0.98
                                                -----         -----          ----          ----          ----          ----
Less distributions:
  From investment income                        (0.11)        (0.58)        (0.43)        (0.46)        (0.67)        (0.60)
  From realized capital gains                       -             -             -             -         (0.23)            -
                                                -----         -----         -----         -----         -----         -----
     Total distributions                        (0.11)        (0.58)        (0.43)        (0.46)        (0.90)        (0.60)
                                                -----         -----         -----         -----         -----         -----
Net asset value, end of period               $   8.95      $   9.12      $   9.79       $  9.96      $  10.15      $  10.74
                                             ========      ========      ========       =======      ========      ========
Total return                                    (0.63)%       (1.06)%        2.66%         2.71%         3.03%         9.64%

Net assets, end of year ($000)               $  5,211      $  5,895      $  7,172       $ 7,976      $  7,500      $  9,220
Ratio of expenses to average net assets          1.87%b*       1.67%*        1.65%*        1.57%*        1.50%         1.46%
Ratio of net income to average net assets        2.42%b        5.78%         4.27%         4.52%         5.93%         5.54%

Portfolio turnover rate                        124.06%       675.32%       774.04%       435.08%       206.12%       172.73%




                              GROWTH & INCOME FUND
                 (for a share outstanding throughout the period)
                            Year Ended September 30,

                                              2002(a)          2001          2000          1999          1998          1997
                                              -------          ----          ----          ----          ----          ----
Net asset value, beginning of period         $   7.41      $  10.11      $  10.34      $   9.87      $  12.96      $  11.65
                                             --------      --------      --------      --------      --------      --------
Income from investment operations
  Net investment income (loss)                  (0.03)         0.11          0.13          0.08          0.32          0.19
  Net gains or losses on securities
    (realized and unrealized)                    0.12         (1.75)         0.44          1.40         (0.17)         2.40
                                                 ----         -----          ----          ----         -----          ----
    Total from investment operations             0.09         (1.64)         0.57          1.48          0.15          2.59
                                                 ----         -----          ----          ----          ----          ----
Less distributions:
  From investment income                        (0.03)        (0.20)        (0.02)        (0.15)        (0.27)        (0.24)
  From realized capital gains                       -         (0.86)        (0.78)        (0.86)        (2.97)        (1.04)
                                                -----         -----         -----         -----         -----         -----
    Total distributions                         (0.03)        (1.06)        (0.80)        (1.01)        (3.24)        (1.28)
                                                -----         -----         -----         -----         -----         -----
Net asset value, end of period               $   7.47       $  7.41      $  10.11     $   10.34      $   9.87       $ 12.96
                                             ========       =======      ========     =========      ========       =======
Total return                                     1.18%       (17.46)%        4.96%        13.61%         2.99%        24.11%

Net assets, end of year ($000)               $ 12,016       $12,855      $  8,323     $   8,762      $  8,518       $ 9,514
Ratio of expenses to average net assets          1.91%b        2.02%*        1.81%         1.79%         1.75%         1.71%
Ratio of net income (loss) to average
  net assets                                    (0.12)%b       1.57%         1.23%         0.68%         2.61%         1.42%

Portfolio turnover rate                        165.10%       414.07%       371.80%       276.73%       280.78%       105.11%

(a) Six months ended March 31, 2002 (Unaudited) (b) Annualized * Prior to reimbursement from advisor


                 See Accompanying Notes to Financial Statements

                              MERRIMAN MUTUAL FUNDS
                        FINANCIAL HIGHLIGHTS (continued)



                              LEVERAGED GROWTH FUND
                 (for a share outstanding throughout the period)
                            Year Ended September 30,



                                               2002(a)         2001          2000          1999          1998          1997
                                               -------         ----          ----          ----          ----          ----
Net asset value, beginning of period         $   8.09      $  12.96      $  12.57      $  10.66      $  14.85      $  12.30
                                             --------      --------      --------      --------      --------      --------
Income from investment operations
  Net investment income (loss)                  (0.10)         0.04          0.32         (0.06)         0.06         (0.20)
  Net gains or losses on securities
   (realized and unrealized)                     0.30         (2.59)         1.65          2.63         (1.18)         3.33
                                                 ----         -----          ----          ----         -----          ----
    Total from investment operations             0.20         (2.55)         1.97          2.57         (1.12)         3.13
                                                 ----         -----          ----          ----         -----          ----
Less distributions:
  From investment income                        (0.07)        (0.28)            -             -         (0.06)            -
  From realized capital gains                       -         (2.04)        (1.58)        (0.66)        (3.01)        (0.58)
                                                -----         -----         -----         -----         -----         -----
    Total distributions                         (0.07)        (2.32)        (1.58)        (0.66)        (3.07)        (0.58)
                                                -----         -----         -----         -----         -----         -----
Net asset value, end of period               $   8.22      $   8.09      $  12.96      $  12.57      $  10.66      $  14.85
                                             ========      ========      ========      ========      ========      ========
Total return                                     2.49%       (22.70)%       14.67%        24.33%        (6.71)%       26.66%

Net assets end of period ($000)              $ 21,345      $ 22,458      $ 20,704      $ 18,754      $ 15,488      $ 17,785
Ratio of expenses to average net assets (b)      2.39%c*       2.11%*        1.88%         2.60%         3.13%         4.13%
Ratio of net income (loss) to average
 net assets                                     (0.76)%c       1.06%         2.26%        (0.46)%        0.46%        (1.52)%

Portfolio turnover rate                        254.82%       627.91%       440.73%       307.56%       351.46%       130.36%


(a)  Six months ended March 31, 2002 (Unaudited)
(b) Expenses include interest expense of 0.44%, 0.20%, 0.14%, 0.83%, 1.38% and 2.36% for 2002, 2001, 2000, 1999, 1998 and1997, respectively.
(c)  Annualized
*  Prior to reimbursement from advisor



INFORMATION RELATING TO OUTSTANDING DEBT DURING THE PERIOD SHOWN BELOW.

                                                Average           Average Number
                          Amount of Debt     Amount of Debt          of Shares           Average Amount of
                          Outstanding at      Outstanding           Outstanding            Debt per Share
Period ended              End of Period    During the Period     During the Period        During the Period
------------              -------------    -----------------     -----------------        -----------------
3/31/2002 (Unaudited)       $        -         $ 1,571,374           2,678,380                  $0.59

September 30, 2001          $        -         $   335,068           1,862,545                  $0.18

September 30, 2000          $        -         $   196,311           1,585,622                  $0.12

September 30, 1999          $        -         $1,708,403            1,475,597                  $1.16

September 30, 1998          $        -         $2,521,205            1,403,276                  $1.80

September 30, 1997          $7,000,000         $4,295,452            1,250,115                  $3.44


See Accompanying Notes to Financial Statements

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

NOTE 1 - ORGANIZATION

     Merriman High Yield Bond Fund (formerly Flexible Bond), Merriman Growth & Income Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the High Yield Bond Fund are high income with some consideration to growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                        HIGH YIELD BOND              OTHER TWO
                                              FUND                     FUNDS
                                              ----                     -----
        On the first $250 million            1.000%                   1.250%
        On the next $250 million              .875%                   1.125%
        On all above $500 million             .750%                   1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $30 million in net assets, 1.5% on the next $70 million, and 1% of net assets over $100 million for the Merriman Growth & Income Fund and Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman High Yield Bond Fund.

For the six months ended March 31, 2002, the Advisor made expense reimbursements in the amount of $10,122 to the Merriman High Yield Bond Fund and $6,755 to the Merriman Leveraged Growth Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $16,000 per year (included in interest expense) to maintain an unsecured $8,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at March 31, 2002 was $0.

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



NOTE 5 - MERGER OF MERRIMAN GROWTH & INCOME AND ASSET ALLOCATION

     On September 28, 2001, Merriman Growth & Income acquired all the net assets of Merriman Asset Allocation pursuant to a plan of reorganization approved by Merriman Asset Allocation shareholders on September 14, 2001. The acquisition was accomplished by a tax-free exchange of 959,761 shares of Merriman Growth & Income (valued at $7,116,217) for the 901,086 shares of Merriman Asset Allocation outstanding on September 28, 2001. Merriman Asset Allocation's net assets at that date ($7,116,217), including accumulated net realized losses of $130,378, were combined with those of Merriman Growth & Income. The aggregate net assets of Merriman Growth & Income and Merriman Asset Allocation immediately before the merge were $5,738,606 and $7,116,217, respectively.

NOTE 6 - MERGER OF MERRIMAN LEVERAGED GROWTH & MERRIMAN CAPITAL APPRECIATION

     On September 28, 2001, Merriman Leveraged Growth acquired all the net assets of Merriman Capital Appreciation pursuant to a plan of reorganization approved by Merriman Capital Appreciation's shareholders on September 14, 2001. The acquisition was accomplished by a tax-free exchange of 937,998 shares of Merriman Leveraged Growth (valued at $7,588,288) for the 1,153,123 shares of Merriman Capital Appreciation outstanding on September 28, 2001. Merriman Capital Appreication's net assets at that date ($7,588,288), including $8,138 of unrealized appreciation and accumulated net realized losses of $364,700, were combined with those of Merriman Leveraged Growth. The aggregate net assets of Merriman Leveraged Growth and Merriman Capital Appreciation immediately before the merger were $14,870,193 and $7,588,288, respectively.

NOTE 7 - CAPITAL SHARES

     At March 31, 2002, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                   MERRIMAN HIGH YIELD BOND FUND                         MERRIMAN GROWTH & INCOME FUND
                                   -----------------------------                         -----------------------------
                            SIX MONTHS ENDED              YEAR ENDED               SIX MONTHS ENDED                YEAR ENDED
                             MARCH 31, 2002              SEPTEMBER 30,              MARCH 31, 2002                SEPTEMBER 30,
                              (UNAUDITED)                    2001                     (UNAUDITED)                     2001
                              -----------                    ----                     -----------                     ----
                             SHARES      VALUE        SHARES       VALUE          SHARES      VALUE           SHARES        VALUE
                             ------      -----        ------       -----          ------      -----           ------        -----
Shares sold................   9,426   $  85,853       46,457   $   460,621        84,126   $  622,074          29,912   $   247,381
Shares issued in connection
  with the acquisition
  of Merriman Asset
  Allocation Fund..........       -           -           -             -             -            -         959,761     7,116,217
Shares issued in
  reinvestment  of
  distributions............   3,811       34,562      37,044       354,881         5,903       44,629          99,831       837,581
                              -----       ------      ------       -------         -----       ------          ------       -------
                             13,237      120,415      83,501       815,502        90,029      666,703       1,089,504     8,201,179
Shares redeemed............ (77,009)    (700,789)   (170,115)   (1,677,979)     (215,341)  (1,606,962)       (178,774)   (1,507,291)
                            -------     --------    --------    ----------      --------   ----------        --------    ----------
Net increase (decrease).... (63,772)   $(580,374)    (86,614)   $ (862,477)     (125,312)  $ (940,259)        910,730    $6,693,888
                            =======    =========     =======    ==========      ========   ==========         =======    ==========


                         MERRIMAN LEVERAGED GROWTH FUND
                         ------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                MARCH 31, 2002            SEPTEMBER 30,
                                  (UNAUDITED)                 2001
                                  -----------                 ----
                             SHARES       VALUE        SHARES        VALUE
                             ------       -----        ------        -----
Shares sold................ 107,392    $  874,047      158,329   $ 1,555,256
Shares issued in connection
  with the acquisition
  of Merriman Capital
  Appreciation Fund........       -             -      937,998     7,588,288
Shares issued in
  reinvestment of
  distributions............  22,616       188,840      368,929     3,665,895
                             ------       -------      -------     ---------
                            130,008     1,062,887    1,465,256    12,809,439
Shares redeemed............(308,965)   (2,525,648)    (286,483)   (2,795,066)
                           --------    ----------     --------    ----------
Net increase...............(178,957)  $(1,462,761)   1,178,773   $10,014,373
                           ========   ===========    =========   ===========

Merriman Investment Trust
Notes to Financial Statements



NOTE 8 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments and money market funds for the six months ended March 31, 2002 were as follows:

                                               Purchases             Sales
                                               ---------             -----
Merriman High Yield Bond Fund.................$ 5,209,994        $ 2,723,769
Merriman Growth & Income Fund................. 15,394,583          8,021,313
Merriman Leveraged Growth Fund................ 49,455,563         32,561,881

                      This page intentionally left blank.

Graphic Omitted   MERRIMAN
                  INVESTMENT TRUST
                  1200 Westlake Avenue North Suite 700
                  Seattle, Washington  98109
                  1-800-423-4893